Changes in consolidated statements of comprehensive income (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial assets sold	$ 0	$ 0
Associated companies' movements in comprehensive income	(94)	(482)	$ (37)
Deferred tax on above items	(289)	77
Fair value adjustments on financial instruments	2	12	50
Fair value adjustments related to divestments	0
Impact of new tax law income tax relating to available-for-sale financia investments previously recognized through OCI			18
Equity attributable to owners of parent [member]
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial assets sold	0
Fair value adjustments related to divestments	0
Fair value adjustments on marketable securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	0		349
Other comprehensive income, maketable securities			12
Available-for-sale financial investments			47
Other financial assets sold			(109)
Impaired loss on financial assets transferred to the income statement			102
Deferred tax on above items			(13)
Fair value adjustments on financial instruments			39
Value adjustments on comprehensive income at end of period	0	0
Total value adjustments	0	0	39
Fair value adjustments on marketable securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		388
Value adjustments on comprehensive income at end of period			388
Fair value adjustments on marketable securities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(177)
Value adjustments on comprehensive income at end of period			(177)
Fair value adjustments on marketable securities | Reclassification to presentation required under IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(211)
Value adjustments on comprehensive income at end of period			(211)
Fair value adjustments on marketable securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		0
Value adjustments on comprehensive income at end of period			0
Fair value adjustments on debt securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(2)		(1)
Other comprehensive income, debt securities	1
Other comprehensive income, maketable securities			(1)
Fair value adjustments on financial instruments	1		(1)
Value adjustments on comprehensive income at end of period	(1)	(2)
Total value adjustments	1	0	(1)
Fair value adjustments on debt securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(2)
Value adjustments on comprehensive income at end of period			(2)
Fair value adjustments on debt securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(2)
Value adjustments on comprehensive income at end of period			(2)
Fair value adjustments on equity securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	208
Other comprehensive income, equity securities	(94)	18
Fair value adjustments on financial assets sold	(95)	(16)
Other financial assets sold	95	(16)
Deferred tax on above items	47	(5)
Fair value adjustments on financial instruments	(47)	13
Value adjustments on comprehensive income at end of period	99	208
Fair value adjustments related to divestments	33
Total value adjustments	(142)	(3)	0
Fair value adjustments on equity securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		0
Value adjustments on comprehensive income at end of period			0
Fair value adjustments on equity securities | Reclassification to presentation required under IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		211
Value adjustments on comprehensive income at end of period			211
Fair value adjustments on equity securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		211
Value adjustments on comprehensive income at end of period			211
Fair value adjustments on deferred cash flow hedges
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	21	9	(3)
Amortized net losses on cash flow hedges transferred to the consolidated income statement	1	13	13
Deferred tax on above items		(1)	(1)
Fair value adjustments on financial instruments	1	12	12
Value adjustments on comprehensive income at end of period	22	21	9
Total value adjustments	1	12	12
Fair value adjustments on deferred cash flow hedges | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		9
Value adjustments on comprehensive income at end of period			9
Total fair value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	227	395
Other comprehensive income, debt securities	1
Other comprehensive income, maketable securities			11
Other comprehensive income, equity securities	(94)	18
Available-for-sale financial investments			47
Other financial assets sold	95	(16)	(109)
Amortized net losses on cash flow hedges transferred to the consolidated income statement	1	13	13
Impaired loss on financial assets transferred to the income statement			102
Deferred tax on above items	47	(6)	(14)
Fair value adjustments on financial instruments			50
Value adjustments on comprehensive income at end of period	120	227	395
Fair value adjustments related to divestments	33
Total value adjustments	(140)
Total fair value adjustments | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	$ 227	218
Value adjustments on comprehensive income at end of period		$ 227	$ 218